Supplement to the
Fidelity® Advisor
Floating Rate High
Income Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AFR-10-02 October 1, 2010
1.746476.130

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a CDSC of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 29.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 31.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 32.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 35.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor
Floating Rate
High Income Fund
Institutional Class
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AFRI-10-01 October 1, 2010
1.746477.124

Supplement to the
Fidelity® Advisor High Income Advantage Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

HY-10-03 October 1, 2010
1.742522.126

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective August 31, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Harley Lank (portfolio manager) has managed the fund since September 2009.

Effective August 31, 2010, the following information replaces the biographical information found in the "Fund Management" section on page 26.

Harley Lank is portfolio manager of the fund, which he has managed since September 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Lank has worked as a research analyst and portfolio manager.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 27.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 28.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 30.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 30.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 34.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor High Income Advantage Fund
Institutional Class
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective August 31, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Harley Lank (portfolio manager) has managed the fund since September 2009.

Effective August 31, 2010, the following information replaces the biographical information found in the "Fund Management" section on page 24.

Harley Lank is portfolio manager of the fund, which he has managed since September 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Lank has worked as a research analyst and portfolio manager.

HYI-10-02 October 1, 2010
1.742523.119

Supplement to the
Fidelity® Advisor
High Income Fund
Class A, Class T,
Class B, and Class C
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AHI-10-02 October 1, 2010
1.728372.127

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a CDSC of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 27.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 28.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 31.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 34.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor
High Income Fund
Institutional Class
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AHII-10-01 October 1, 2010
1.754057.118

Supplement to the
Fidelity® Advisor Value Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

FAV-10-03 October 1, 2010
1.798886.125

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnoes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Richard Fentin (lead co-manager) has managed the fund since December 2003.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 23.

Richard Fentin is lead co-manager of the fund, which he has managed since December 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor
Value Fund
Institutional Class
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Richard Fentin (lead co-manager) has managed the fund since December 2003.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 21.

Richard Fentin is lead co-manager of the fund, which he has managed since December 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

FAVI-10-03 October 1, 2010
1.806143.119

Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Floating Rate High Income Fund	FFRAX	FFRTX	FFRBX	FFRCX	FFRIX
Fidelity Advisor High Income Fund	FHIAX	FHITX	FHCBX	FHNCX	FHNIX
Fidelity Advisor High Income Advantage Fund	FAHDX	FAHYX	FAHBX	FAHEX	FAHCX
Fidelity Advisor Value Fund	FAVFX	FTVFX	FBVFX	FCVFX	FVIFX

Funds of Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Advisor Value Fund. Mr. Friedman will receive compensation for his services.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Advisor Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Advisor Value Fund. All information with respect to Richard Fentin is no longer applicable.

Effective August 31, 2010, Thomas Soviero no longer serves as co-manager of Fidelity Advisor High Income Advantage Fund. All information with respect to Thomas Soviero is no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 38.

Matthew Friedman is the lead co-manager of Fidelity Advisor Value Fund and receives compensation for his services. Effective June 7, 2010, Steve Barwikowski, Justin Bennett, Laurie Bertner, John Mirshekari and Shadman Riaz are co-managers of Fidelity Advisor Value Fund and each receives compensation for his or her services. Information with respect to Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's, Mr. Mirshekari's and Mr. Riaz's holdings and other accounts managed will be updated in a supplement to this SAI. As of May 31, 2010 (June 30, 2010 for Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari and Mr. Riaz), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Friedman's and Mr. Riaz's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's (except Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's) bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ACOM10B-10-05 October 1, 2010
1.734041.147

Manager	Indexes
Matthew Friedman	Russell Midcap Value Consumer Discretionary Index, Russell Midcap Value Consumer Staples Index
Shadman Riaz	Russell Midcap Value Energy Index, Russell Midcap Value Materials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Friedman as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 12,471	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,284	none	none

* Includes assets of Fidelity Advisor Value Fund managed by Mr. Friedman ($83 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of Fidelity Advisor Value Fund beneficially owned by Mr. Friedman was none.

Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari are research analysts and are co-managers of Fidelity Advisor Value Fund and each receives compensation for his or her services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2010, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's (except Mr. Friedman's and Mr. Riaz's) bonus relates to his or her performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (for Mr. Barwikowski, Mr. Bennett and Mr. Mirshekari only) (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he or she manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Index(es)
Steve Barwikowski	Russell Midcap Value Information Technology Index, Russell Midcap Value Telecom Services Index
Justin Bennett	Russell Midcap Value Financials Index
Laurie Bertner	Russell Midcap Value Healthcare Index
John Mirshekari	Russell Midcap Value Industrials Index, Russell Midcap Value Utilities Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his or her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following information supplements similar information found in the "Management Contracts" section beginning on page 38.

The following table provides information relating to other accounts managed by Mr. Barwikowski as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,142	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 314	none	none

* Includes assets of Fidelity Advisor Value Fund managed by Mr. Barwikowski ($3 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Advisor Value Fund beneficially owned by Mr. Barwikowski was none.

The following table provides information relating to other accounts managed by Mr. Bennett as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,118	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,118	none	none

* Includes assets of Fidelity Advisor Value Fund managed by Mr. Bennett ($11 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Advisor Value Fund beneficially owned by Mr. Bennett was none.

The following table provides information relating to other accounts managed by Ms. Bertner as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 204	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 204	none	none

* Includes assets of Fidelity Advisor Value Fund managed by Ms. Bertner ($2 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Advisor Value Fund beneficially owned by Ms. Bertner was none.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 793	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 385	none	none

* Includes assets of Fidelity Advisor Value Fund managed by Mr. Mirshekari ($4 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Advisor Value Fund beneficially owned by Mr. Mirshekari was none.

The following table provides information relating to other accounts managed by Mr. Riaz as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 1,374	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,374	none	none

* Includes assets of Fidelity Advisor Value Fund managed by Mr. Riaz ($6 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Advisor Value Fund beneficially owned by Mr. Riaz was none.

Supplement to the
Fidelity Floating Rate High Income Fund
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FHI-10-01 October 1, 2010
1.778339.115

Supplement to the

Fidelity Floating Rate High Income Fund (FFRHX)

A Class of shares of Fidelity® Advisor Floating Rate High Income Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

FHIB-10-01 October 1, 2010
1.811512.105

Supplement to the
Fidelity® Advisor Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ADGF-10-02 October 1, 2010
1.756194.125

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 24.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 24.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 27.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 30.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Dividend Growth Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ADGFI-10-01 October 1, 2010
1.756195.117

Supplement to the
Fidelity® Advisor Equity Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

EPG-10-02 October 1, 2010
1.756213.124

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 25.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section beginning on page 31.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Equity Growth Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

EPGI-10-01 October 1, 2010
1.756212.117

Supplement to the
Fidelity® Advisor Equity Income Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

EPI-10-02 October 1, 2010
1.756211.123

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 25.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 28.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Equity Income Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

EPII-10-01 October 1, 2010
1.756210.117

Supplement to the
Fidelity® Advisor Equity Value Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AEV-10-02 October 1, 2010
1.760401.123

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged. Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 28

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Equity Value Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AEVI-10-01 October 1, 2010
1.760402.116

Supplement to the
Fidelity® Advisor Fifty Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Proposed Reorganization. The Board of Trustees has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Fifty Fund and Fidelity Advisor New Insights Fund pursuant to which Fidelity Advisor Fifty Fund would be reorganized on a tax-free basis with and into Fidelity Advisor New Insights Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Advisor Fifty Fund in exchange for corresponding shares of Fidelity Advisor New Insights Fund equal in value to the net assets of Fidelity Advisor Fifty Fund and the assumption by Fidelity Advisor New Insights Fund of all of the liabilities of Fidelity Advisor Fifty Fund. After the exchange, Fidelity Advisor Fifty Fund will distribute the Fidelity Advisor New Insights Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Fifty Fund. As a result, shareholders of Fidelity Advisor Fifty Fund will become shareholders of Fidelity Advisor New Insights Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Fifty Fund is expected to be held during the fourth quarter of 2010 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor Fifty Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about December 20, 2010. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

Effective the close of business on August 13, 2010, new positions of the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on August 13, 2010 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by August 13, 2010, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since August 13, 2010, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

AFIF-10-03 October 1, 2010
1.749940.126

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor New Insights Fund, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 23.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 24.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 30.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Fifty Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Proposed Reorganization. The Board of Trustees has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Fifty Fund and Fidelity Advisor New Insights Fund pursuant to which Fidelity Advisor Fifty Fund would be reorganized on a tax-free basis with and into Fidelity Advisor New Insights Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Advisor Fifty Fund in exchange for corresponding shares of Fidelity Advisor New Insights Fund equal in value to the net assets of Fidelity Advisor Fifty Fund and the assumption by Fidelity Advisor New Insights Fund of all of the liabilities of Fidelity Advisor Fifty Fund. After the exchange, Fidelity Advisor Fifty Fund will distribute the Fidelity Advisor New Insights Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Fifty Fund. As a result, shareholders of Fidelity Advisor Fifty Fund will become shareholders of Fidelity Advisor New Insights Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Fifty Fund is expected to be held during the fourth quarter of 2010 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor Fifty Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about December 20, 2010. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

Effective the close of business on August 13, 2010, new positions of the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on August 13, 2010 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by August 13, 2010, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since August 13, 2010, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

AFIFI-10-02 October 1, 2010
1.749941.119

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor New Insights Fund, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Supplement to the
Fidelity® Advisor Growth and Income Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AGAI-10-02 October 1, 2010
1.737468.127

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 25.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 28.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Growth and Income Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AGAII-10-01 October 1, 2010
1.741968.118

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

GO-10-02 October 1, 2010
1.756209.125

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

GOI-10-01 October 1, 2010
1.756208.119

Supplement to the
Fidelity® Advisor Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

LC-10-02 October 1, 2010
1.749194.126

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 24.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 24.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 30.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Large Cap Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

LCI-10-01 October 1, 2010
1.756205.118

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Class A, Class T,
Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

MC-10-02 October 1, 2010
1.756202.128

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Mid Cap Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

MCI-10-01 October 1, 2010
1.756201.120

Supplement to the
Fidelity® Advisor Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ASCF-10-02 October 1, 2010
1.708463.128

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Small Cap Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ASCFI-10-01 October 1, 2010
1.708464.121

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ATQG-10-02 October 1, 2010
1.756215.125

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 25.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 25.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 27.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 31.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ATQGI-10-01 October 1, 2010
1.756214.120

Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective on July 1, 2010, Fidelity Advisor Dynamic Capital Appreciation Fund will be renamed Fidelity Advisor Stock Selector All Cap Fund.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ARG-10-05 October 1, 2010
1.740924.132

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective July 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section beginning on page 4.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Christopher Sharpe and Geoffrey Stein have served as lead co-managers of the fund since March 2010.

Yun-Min Chai, John Dowd, John M. Harris, Benjamin Hesse, Robert Lee, Kristina Salen, Douglas Simmons, Tobias W. Welo, and Edward Yoon have served as co-managers of the fund since July 2010.

Effective July 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR normally invests at least 80% of the fund's assets in stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the Standard & Poor's 500 Index (S&P 500), a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Effective March 12, 2010, the following information supplements the similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 8.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

There is additional risk for the fund with respect to aggregation of holdings of underlying sector central funds, which may result in the fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying sector central funds and any indirect concentration is a result of the underlying sector central funds pursuing their own investment objectives.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Effective July 1, 2010, the following information supplements the information found in the "Investment Details" section on page 9.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks.

The following information replaces the similar information found in the "Fund Management" section on page 22.

Christopher Sharpe is lead co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoffrey Stein is lead co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

The lead co-managers have primary responsibility for the day-to-day strategic oversight of the fund, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. The co-managers named below manage the sector central funds and assist the lead co-managers in formulating the fund's sector allocation strategy.

Yun-Min Chai is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Information Technology Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Energy Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has served as an equity research analyst and portfolio manager. Previously, he was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

John M. Harris is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Consumer Discretionary Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Harris has served as a research analyst and portfolio manager. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2006.

Benjamin Hesse is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Financials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Hesse has served as a research analyst and portfolio manager. Previously, he was a research analyst intern at Credit Suisse Asset Management in New York.

Robert Lee is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Consumer Staples Central Fund. He also manages other Fidelity funds. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. He is also a member of FMR's Multi-Manager Group.

Kristina Salen is co-manager of the fund, which she has managed since July 2010, and is manager of Fidelity Telecom Services Central Fund. She also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

Douglas Simmons is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Utilities Central Fund. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. He is also a member of FMR's Multi-Manager Group.

Tobias W. Welo is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Industrials Central Fund and Fidelity Materials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst. Prior to joining Fidelity, he worked as a research analyst and assistant portfolio manager for BlackRock.

Edward Yoon is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Health Care Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Yoon has served as a research analyst and portfolio manager. Prior to joining Fidelity, he worked for JPMorgan Asset Management as a research analyst and co-fund manager from 2002 until 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe, Stein, Chai, Dowd, Harris, Hesse, Lee, Simmons, Welo, Yoon, and Ms. Salen.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 24.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 24.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 30.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Dynamic Capital Appreciation Fund
Institutional Class
January 29, 2010
Prospectus

Effective on July 1, 2010, Fidelity Advisor Dynamic Capital Appreciation Fund will be renamed Fidelity Advisor Stock Selector All Cap Fund.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective July 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

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  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Christopher Sharpe and Geoffrey Stein have served as lead co-managers of the fund since March 2010.

Yun-Min Chai, John Dowd, John M. Harris, Benjamin Hesse, Robert Lee, Kristina Salen, Douglas Simmons, Tobias W. Welo, and Edward Yoon have served as co-managers of the fund since July 2010.

Effective July 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR normally invests at least 80% of the fund's assets in stocks.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the Standard & Poor's 500 Index (S&P 500), a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Effective March 12, 2010, the following information supplements the similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 7.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Effective March 12, 2010, the following information replaces the similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 7.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

There is additional risk for the fund with respect to aggregation of holdings of underlying sector central funds, which may result in the fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying sector central funds and any indirect concentration is a result of the underlying sector central funds pursuing their own investment objectives.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Effective July 1, 2010, the following information supplements the information found in the "Investment Details" section on page 8.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks.

The following information replaces the similar information found in the "Fund Management" section on page 21.

Christopher Sharpe is lead co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoffrey Stein is lead co-manager of the fund, which he has managed since March 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

The lead co-managers have primary responsibility for the day-to-day strategic oversight of the fund, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. The co-managers named below manage the sector central funds and assist the lead co-managers in formulating the fund's sector allocation strategy.

Yun-Min Chai is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Information Technology Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Energy Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has served as an equity research analyst and portfolio manager. Previously, he was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

John M. Harris is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Consumer Discretionary Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Harris has served as a research analyst and portfolio manager. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2006.

Benjamin Hesse is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Financials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Hesse has served as a research analyst and portfolio manager. Previously, he was a research analyst intern at Credit Suisse Asset Management in New York.

Robert Lee is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Consumer Staples Central Fund. He also manages other Fidelity funds. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. He is also a member of FMR's Multi-Manager Group.

Kristina Salen is co-manager of the fund, which she has managed since July 2010, and is manager of Fidelity Telecom Services Central Fund. She also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

Douglas Simmons is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Utilities Central Fund. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. He is also a member of FMR's Multi-Manager Group.

Tobias W. Welo is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Industrials Central Fund and Fidelity Materials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst. Prior to joining Fidelity, he worked as a research analyst and assistant portfolio manager for BlackRock.

Edward Yoon is co-manager of the fund, which he has managed since July 2010, and is manager of Fidelity Health Care Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Yoon has served as a research analyst and portfolio manager. Prior to joining Fidelity, he worked for JPMorgan Asset Management as a research analyst and co-fund manager from 2002 until 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe, Stein, Chai, Dowd, Harris, Hesse, Lee, Simmons, Welo, Yoon, and Ms. Salen.

Supplement to the
Fidelity® Advisor Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

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All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 23.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 25.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 31.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Value Strategies Fund
Institutional Class
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 21.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

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Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Dynamic Capital Appreciation Fund	FARAX	FRGTX	FRMBX	FRECX	FDCIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Fifty Fund	FFYAX	FFYTX	FFYBX	FFYCX	FFYIX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FLNAX	FLNTX	FALHX	FLNEX	FLNOX
Fidelity Advisor Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

Effective on July 1, 2010, Fidelity Advisor Dynamic Capital Appreciation Fund will be renamed Fidelity Advisor Stock Selector All Cap Fund.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Advisor Dynamic Capital Appreciation Fund.

The following information replaces similar information found in the "Management Contracts"section beginning on page 44.

Christopher Sharpe and Geoff Stein are lead co-managers of Fidelity Advisor Stock Selector All Cap Fund and receive compensation for their services. As of March 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each lead co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of each lead co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Stock Selector All Cap Fund is linked to the fund's pre-tax investment performance relative to the performance of the S&P 500 Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full- employees of FMR LLC and its affiliates.

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A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of March 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	65	130	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 133,973	$ 14,399	$ 302
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,429	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($642 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2010, the dollar range of shares of Fidelity Advisor Stock Selector All Cap Fund beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Stein as of March 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 16,151	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,429	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($642 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2010, the dollar range of shares of Fidelity Advisor Stock Selector All Cap Fund beneficially owned by Mr. Stein was none.

Robert Lee is co-manager of Fidelity Advisor Stock Selector All Cap Fund and does not receive compensation for his services to this fund. Douglas Simmons is co-manager of Fidelity Advisor Stock Selector All Cap Fund and does not receive compensation for his services to this fund. As of July 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Yun-Min Chai is co-manager of Fidelity Advisor Stock Selector All Cap Fund and does not receive compensation for his services to this fund. As of July 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lee as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 6,286	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,156	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($75 (in millions) assets managed with performance-based advisory fees).

As of July 31, 2010, the dollar range of shares of Fidelity Advisor Stock Selector All Cap Fund beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 4,090	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,429	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($24 (in millions) assets managed with performance-based advisory fees).

As of July 31, 2010, the dollar range of shares of Fidelity Advisor Stock Selector All Cap Fund beneficially owned by Mr. Simmons was none.

The following table provides information relating to other accounts managed by Mr. Chai as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 4,335	none	$9
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 225	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($107 (in millions) assets managed with performance-based advisory fees).

As of July 31, 2010, the dollar range of shares of Fidelity Advisor Stock Selector All Cap Fund beneficially owned by Mr. Chai was none.

John Dowd, John Harris, Benjamin Hesse, Kristina Salen, Tobias Welo and Edward Yoon are co-managers of Fidelity Advisor Stock Selector All Cap Fund. Each of these co-managers receives compensation for his or her services as a research analyst and as a portfolio manager under a single compensation plan, but none of these co-managers receives compensation for his or her services to this fund. Research analysts who also manage sector funds, such as the equity sector Central Funds, are referred to as sector fund managers. As of July 31, 2010, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to his or her performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a sector fund's trade allocation policies and procedures may give rise to conflicts of interest if the sector fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his or her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Dowd as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 4,820	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 153	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($72 (in millions) assets managed with performance-based advisory fees).

The following table provides information relating to other accounts managed by Mr. Harris as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 869	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 125	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($59 (in millions) assets managed with performance-based advisory fees).

The following table provides information relating to other accounts managed by Mr. Hesse as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 2,388	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 261	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($124 (in millions) assets managed with performance-based advisory fees).

The following table provides information relating to other accounts managed by Ms. Salen as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 666	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 44	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($21 (in millions) assets managed with performance-based advisory fees).

The following table provides information relating to other accounts managed by Mr. Welo as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 2,520	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 189	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($90 (in millions) assets managed with performance-based advisory fees).

The following table provides information relating to other accounts managed by Mr. Yoon as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 4,050	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$156	none	none

* Includes Fidelity Advisor Stock Selector All Cap Fund ($73 (in millions) assets managed with performance-based advisory fees).

As of July 31, 2010, the dollar range of shares of Fidelity Advisor Stock Selector All Cap Fund beneficially owned by each sector fund manager was as follows:

Manager	Dollar Range of Shares
John Dowd	none
John Harris	none
Benjamin Hesse	none
Kristina Salen	none
Tobias Welo	none
Edward Yoon	none

Thomas Soviero is the portfolio manager of Fidelity Advisor Value Strategies Fund and receives compensation for his services. As of May 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Value Strategies Fund is based on the fund's pre-tax investment performance measured against the Russell Midcap® Value Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Mid Cap Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Soviero as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 15,082	none	$ 941
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,448	none	none

* Includes Fidelity Advisor Value Strategies Fund ($1,128 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of Fidelity Advisor Value Strategies Fund beneficially owned by Mr. Soviero was none.

Supplement to the
Fidelity Value Strategies Fund
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 23.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

SOI-10-02 October 1, 2010
1.708013.125

Supplement to the

Fidelity Value Strategies Fund (FSLSX)
A Class of Fidelity® Advisor Value Strategies Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

The following information replaces similar information found in the "Management Contract" section beginning on page 29.

Thomas Soviero is the portfolio manager of the fund and receives compensation for his services. As of May 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell Midcap Value Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SOIB-10-02 October 1, 2010
1.808160.109

The following table provides information relating to other accounts managed by Mr. Soviero as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 15,082	none	$ 941
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,448	none	none

* Includes the fund ($1,128 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of the fund beneficially owned by Mr. Soviero was none.

Supplement to the
Fidelity Value Strategies Fund
Class K
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the biographical information for Matthew Friedman found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Thomas Soviero (portfolio manager) has managed the fund since May 2010.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 18.

Thomas Soviero is portfolio manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, portfolio manager, and director of high-yield research.

SOI-K-10-02 October 1, 2010
1.900393.102

Supplement to the

Fidelity® Equity-Income II Fund Class K (FETKX), Fidelity Growth Company Fund Class K (FGCKX),
Fidelity Growth Strategies Fund Class K (FAGKX), Fidelity Independence Fund Class K (FDFKX),
and Fidelity Value Strategies Fund Class K (FVSKX)

Fidelity Value Strategies Fund Class K is a Class of shares of Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

The following information replaces similar information for Matthew Friedman found in the "Management Contracts" section beginning on page 34.

Thomas Soviero is the portfolio manager of Fidelity Advisor Value Strategies Fund and receives compensation for his services. As of May 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Value Strategies Fund is based on the fund's pre-tax investment performance measured against the Russell Midcap Value Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

K-COM11B-10-02 October 1, 2010
1.881475.102

The following table provides information relating to other accounts managed by Mr. Soviero as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 15,082	none	$ 941
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,448	none	none

* Includes Fidelity Advisor Value Strategies Fund ($1,128 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of Fidelity Advisor Value Strategies Fund beneficially owned by Mr. Soviero was none.

Supplement to the
Fidelity® Real Estate High Income Fund
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section on page 6.

The fund has a minimum initial investment of $1,000,000. The fund may waive or lower purchase minimums.

The following information replaces the similar information found in the "Shareholder Information" section on page 20.

If your fund balance falls below $500,000 worth of shares (or $100,000 for additional accounts opened by certain investors) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

REHI-10-02 October 1, 2010
1.742183.111

Supplement to the

Fidelity® Real Estate High Income Fund
A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

REHIB-10-01 October 1, 2010
1.789535.106

Supplement to the
Fidelity® Advisor Mid Cap II Fund
Class A, Class T, Class B, and Class C
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AMP-10-02 October 1, 2010
1.808163.118

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 25.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 26.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 32.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Mid Cap II Fund
Institutional Class
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AMPI-10-01 October 1, 2010
1.806138.113

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Emerging Markets Income Fund	FMKAX	FAEMX	FBEMX	FMKCX	FMKIX
Fidelity Advisor Mid Cap II Fund	FIIAX	FITIX	FIIBX	FIICX	FIIMX
Fidelity Advisor New Insights Fund	FNIAX	FNITX	FNIBX	FNICX	FINSX

Funds of Fidelity Advisor Series I, Fidelity Advisor Series VIII, and Fidelity Contrafund®

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

ACOM12B-10-01 October 1, 2010
1.863512.104